Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term debt
Long-term debt, current	$ 1,503	$ 1,495
Long-term debt, noncurrent	23,432	21,538
Foreign
Long-term debt
US dollars, current	788	496
US dollars, noncurrent	3,588	2,693
Others, current	54	9
Others, noncurrent	252	52
Fixed Rate Notes - US dollar denominated, current		410
Fixed Rate Notes - US dollar denominated, noncurrent	11,378	10,073
Fixed Rate Notes - EUR denominated, noncurrent	944	970
Accrued charges, current	254	221
Long-term debt, current	1,096	1,136
Long-term debt, noncurrent	16,162	13,788
Brazil
Long-term debt
Accrued charges, current	85	112
Long-term debt, current	406	359
Long-term debt, noncurrent	7,270	7,750
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	321	247
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	4,895	5,245
Non-convertible debentures, noncurrent	$ 2,375	$ 2,505